Landfill Assets	12 Months Ended
Dec. 31, 2012
Landfill Assets Disclosure [Abstract]
Landfill Assets Disclosure [Text Block]

12. Landfill Assets

		December 31, 2012
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,561,567	$597,847	$963,720

		December 31, 2011
	Cost	Accumulated amortization	Net book value

Landfill assets	$1,471,359	$512,567	$958,792

Capitalized interest for the year ended December 31, 2012 amounted to $1,518 (2011 - $1,471).